Offsetting Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial assets	$ 178,019	$ 154,262
Gross amounts of recognized financial liabilities offset in the consolidated statement of financial position	(8,722)	(12,686)
Net amounts of financial assets presented in the consolidated statement of financial position	169,297	141,576
Impact of master netting arrangements or similar agreements	(30,104)	(31,417)
Collateral	(123,673)	(95,432)
Net amount	15,520	14,727
Gross amounts of recognized financial liabilities	173,027	151,910
Gross amounts of recognized financial assets offset in the consolidated statement of financial position	(8,722)	(12,686)
Net amounts of financial liabilities presented in the consolidated statement of financial position	164,305	139,224
Impact of master netting arrangements or similar agreements	(30,104)	(31,417)
Collateral	(116,718)	(93,205)
Net amount	17,483	14,602
Derivative financial instruments liabilities [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial liabilities	40,551	38,296
Gross amounts of recognized financial assets offset in the consolidated statement of financial position	(329)	(329)
Net amounts of financial liabilities presented in the consolidated statement of financial position	40,222	37,967
Impact of master netting arrangements or similar agreements	(21,395)	(24,568)
Collateral	(8,986)	(5,051)
Net amount	9,841	8,348
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial liabilities	132,476	113,614
Gross amounts of recognized financial assets offset in the consolidated statement of financial position	(8,393)	(12,357)
Net amounts of financial liabilities presented in the consolidated statement of financial position	124,083	101,257
Impact of master netting arrangements or similar agreements	(8,709)	(6,849)
Collateral	(107,732)	(88,154)
Net amount	7,642	6,254
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial assets	38,448	37,887
Gross amounts of recognized financial liabilities offset in the consolidated statement of financial position	(329)	(329)
Net amounts of financial assets presented in the consolidated statement of financial position	38,119	37,558
Impact of master netting arrangements or similar agreements	(21,395)	(24,568)
Collateral	(3,474)	(4,085)
Net amount	13,250	8,905
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial assets	139,571	116,375
Gross amounts of recognized financial liabilities offset in the consolidated statement of financial position	(8,393)	(12,357)
Net amounts of financial assets presented in the consolidated statement of financial position	131,178	104,018
Impact of master netting arrangements or similar agreements	(8,709)	(6,849)
Collateral	(120,199)	(91,347)
Net amount	$ 2,270	$ 5,822